Submission	Jul. 17, 2026
Submission [Line Items]
Central Index Key	0001826011
Registrant Name	Banzai International, Inc.
Registration File Number	333-296516
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES